Financial assets and liabilities at fair value - Financial assets & liabilities reported at fair value in fair value hierarchy (Details) - SEK (kr) kr in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	kr 286,851	kr 258,657
Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	57,944	7,916
Book value of financial assets	292,710	263,961
Financial liabilities at fair value	84,189	79,901
Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	55,855	5,942
Financial liabilities at fair value	37,207	34,086
Fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	2,089	1,974
Financial liabilities at fair value	46,982	45,815
Fair value | Senior securities issued
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	63,188
Fair value | Senior securities issued | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	20,964
Fair value | Senior securities issued | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	42,224
Fair value | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	21,001
Fair value | Derivatives | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	16,243
Fair value | Derivatives | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	4,758
Fair value | Available-for-sale assets
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		44,076
Fair value | Available-for-sale assets | Level 1
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		4,382
Fair value | Available-for-sale assets | Level 2
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		39,694
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	5,348	1,231
Cash and cash equivalents | Fair value
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	5,348	1,231
Treasuries/government bonds
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	3,505	4,382
Treasuries/government bonds | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	3,505
Book value of financial assets	3,505	4,382
Treasuries/government bonds | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	3,505
Other interest-bearing securities except loans
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	43,644	39,807
Other interest-bearing securities except loans | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	43,644
Book value of financial assets	43,644	39,807
Other interest-bearing securities except loans | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	43,644
Loans in the form of interest-bearing securities
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	40,060	41,125
Loans in the form of interest-bearing securities | Fair value
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	41,220	42,352
Loans to credit institutions
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	24,951	23,198
Loans to credit institutions | Fair value
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	25,086	23,451
Loans to the public
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	158,548	141,111
Loans to the public | Fair value
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	163,112	144,935
Derivatives
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	10,795	7,803
Derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	10,795
Book value of financial assets	10,795	kr 7,803
Derivatives | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	8,706
Derivatives | Fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	kr 2,089